Borrowings (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Borrowings, non-current	$ 354,945	$ 96,566	$ 98,577
Borrowings, current	112,530	110,326	$ 1,248
Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Borrowings, non-current	354,945	96,566
Borrowings, current	49,535	107,295
Interest From Corporate Notes [Member]
IfrsStatementLineItems [Line Items]
Borrowings, current	7,526	2,413
Bank Overdraft [Member]
IfrsStatementLineItems [Line Items]
Borrowings, current	55,469
Financial Loans [Member]
IfrsStatementLineItems [Line Items]
Borrowings, current		$ 618